Deferred Share Units	6 Months Ended
May 31, 2019
Deferred Share Units [Abstract]
Deferred Share Units

Effective May 28, 2010, the Company’s shareholders approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its non-management directors and reserved a maximum of 11,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the TSX.

Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the three and six months ended May 31, 2019 and 2018, no non-management board members elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at May 31, 2019,

10,279 (May 31, 2018 – 10,279) DSUs are outstanding and 721 (May 31, 2018 – 721) DSUs are available for grant under the DSU Plan. The Company recorded the following amounts related to DSUs for each of the three and six months ended May 31, 2019 and three and six months ended May 31, 2018 in additional paid in capital and accrued the following amounts as at May 31, 2019 and May 31, 2018:

	Three months ended				Six months ended
	May 31, 2019		May 31, 2018		May 31, 2019		May 31, 2018
	$	shares	$	shares	$	shares	$	shares
Additional paid in capital	-	-	-	-	-	-	7,565	8,660
Accrued liability	-	-	-	-	-	-	-	-